Condensed Shinhan Financial Group (Parent Company only) Statement of Financial Position (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Investment (at equity) in subsidiaries:
Financial assets at FVTPL	₩ 53,163,143	₩ 43,534,766
Derivative assets	2,829,274	1,793,613
Other assets:
Other	27,878,281	21,571,918
Total assets	552,419,581	459,600,510
Liabilities
Borrowings	34,863,156	29,818,542
Borrowings debts	75,363,364	63,227,699
Derivative liabilities	2,303,012	2,439,892
Accrued expenses & other liabilities	38,237,558	25,199,679
Total liabilities	510,489,200	422,949,080
Equity
Total equity	41,930,381	36,651,430
Total liabilities and equity	552,419,581	459,600,510
Parent Company only
Deposits [Abstract]
Banking subsidiaries	167	24
Other	0	48,572
Receivables from subsidiaries:
Non-banking subsidiaries	2,219,698	1,644,666
Investment (at equity) in subsidiaries:
Banking subsidiaries	13,797,222	13,792,072
Non-banking subsidiaries	15,183,053	11,983,360
Financial assets at FVTPL	443,377	1,927,150
Derivative assets	24,352	0
Property, equipment and intangible assets, net	11,106	7,983
Other assets:
Banking subsidiaries	408,436	311,052
Non-banking subsidiaries	171,321	162,695
Other	2,590	236,658
Total assets	32,261,322	30,114,232
Liabilities
Borrowings	0	125,000
Borrowings debts	9,147,640	7,812,358
Derivative liabilities	17,687	0
Accrued expenses & other liabilities	630,569	526,806
Total liabilities	9,795,896	8,464,164
Equity
Total equity	22,465,426	21,650,068
Total liabilities and equity	₩ 32,261,322	₩ 30,114,232